Document and Entity Information	Feb. 08, 2023
Cover [Abstract]
Entity Registrant Name	CONTRAFECT Corp
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001478069
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36577
Entity Tax Identification Number	39-2072586
Entity Address, Address Line One	28 Wells Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Yonkers
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10701
City Area Code	(914)
Local Phone Number	207-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CFRX
Entity Emerging Growth Company	false